PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2018	2017

Government authorities	$30,369	$26,275
Interest receivable	2,867	2,042
Prepaid expenses	45,671	31,810
Inventories	3,434	3,891
Discontinued operations	-	2,042
Other	5,109	4,014

	$87,450	$70,074